Organization and Principal Activities (Details) - Schedule of Operation - VIE and subsidiaries [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues
Total revenues	¥ 3,089,988	¥ 2,561,811	¥ 1,747,402
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(3,188,000)	(2,579,575)	(1,829,056)
Net loss	(100,142)	(23,589)	(71,515)
External Parties [Member]
Net revenues
Total revenues	3,083,306	2,533,902	1,726,333
Intra-Group Companies [Member]
Net revenues
Total revenues	6,682	27,909	21,069
External Parties Transactions [Member]
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(3,186,349)	(2,579,575)	(1,828,619)
Intra-Group Transactions [Member]
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	¥ (1,651)		¥ (437)